ENTITY-WIDE DISCLOSURES (Major customers as a percentage of net sales) (Details)	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Customer A
Disclosure of major customers [line items]
Percentage of total net sales	18.60%	19.00%
Customer B
Disclosure of major customers [line items]
Percentage of total net sales	13.80%	10.00%